Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
LOSS PER COMMON SHARE [Abstract]
Loss per common share

	Three Month Period Ended September 30, 2018	Three Month Period Ended September 30, 2017	Nine Month Period Ended September 30, 2018	Nine Month Period Ended September 30, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(1,816)	$(28,332)	$(67,965)	$(114,309)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,566)	(2,555)	(7,679)	(7,859)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $702 and $972 of undeclared preferred dividend cancelled for the three and nine months of 2017, respectively	—	615	—	1,119

Loss attributable to Navios Holdings common stockholders, basic and diluted	$(4,382)	$(30,272)	$(75,644)	$(121,049)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	119,423,135	117,535,234	119,423,025	116,260,640

Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.04)	$(0.26)	$(0.63)	$(1.04)

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(165,910)	$(303,823)	$(134,112)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(10,421)	(15,909)	(16,202)
Tender Offer – Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	1,033	46,627	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(175,298)	$(273,105)	$(150,314)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders — adjusted weighted shares	116,673,459	107,366,783	105,896,235

Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(1.50)	$(2.54)	$(1.42)